RELATED PARTY BALANCES AND TRANSACTIONS (Details) - Schedule of Amounts due From Related Parties - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
RELATED PARTY BALANCES AND TRANSACTIONS (Details) - Schedule of Amounts due From Related Parties [Line Items]
Subtotal	¥ 154,555	¥ 92,780
Impairment	(154,555)	(92,780)
Total
Zhongzheng Jinniu [Member]
RELATED PARTY BALANCES AND TRANSACTIONS (Details) - Schedule of Amounts due From Related Parties [Line Items]
Subtotal	57,108	25,030
Hainan Chenxi [Member]
RELATED PARTY BALANCES AND TRANSACTIONS (Details) - Schedule of Amounts due From Related Parties [Line Items]
Subtotal	92,397	67,750
Zhuhai Yuanxin [Member]
RELATED PARTY BALANCES AND TRANSACTIONS (Details) - Schedule of Amounts due From Related Parties [Line Items]
Subtotal	5,000
Lize Jiaxing [Member]
RELATED PARTY BALANCES AND TRANSACTIONS (Details) - Schedule of Amounts due From Related Parties [Line Items]
Subtotal	¥ 50